As filed with the Securities and Exchange Commission on September 18 , 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Post-Effective Amendment No. 44

SPARROW FUNDS – File Nos. 333-59877 and 811-08897

(Exact Name of Registrant as Specified In Charter)

211 North Broadway

Suite 2080

St. Louis, Missouri 63102

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (314) 725-6161

Gerald R. Sparrow

President

211 North Broadway

Suite 2080

St. Louis, Missouri 63102

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30 , 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

 If appropriate check this box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 40 to the Registration Statement of Sparrow Funds filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on July 8, 2020 (Accession Number 0001162044-20-000480), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 30 , 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bexley, State of Ohio, on the 18 th day of September, 2020.

Sparrow Funds

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on 18th day of September 2020.

Gerald R. Sparrow*

Trustee, President (Principal Executive Officer), and Treasurer (Principal Financial Officer/Principal Accounting Officer)

Donald E. Hake*

Trustee

Donald D. Woodruff*

Trustee

By: /s/ JoAnn M. Strasser

*JoAnn M. Strasser, Attorney-in-Fact